Pledge of Assets	12 Months Ended
Dec. 31, 2024
Pledge of Assets [Abstract]
PLEDGE OF ASSETS
37.	PLEDGE OF ASSETS
Details of the Group’s assets pledged for the Group’s bank loans are included in note 28 to the consolidated financial statements.